Income Taxes (Details Textual)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Taxes
Effective statutory income tax rate	15.00%	25.00%
Corporate income taxes, description	In addition, the Company is allowed to deduct additional 75% of its research and development expenses against its pre-tax income as a high-technology company.
Taizhou Suxuantang [Member]
Income Taxes
Effective income tax rate	15.00%	15.00%
HONG KONG [Member]
Income Taxes
Effective income tax rate	16.50%	16.50%
PRC [Member]
Income Taxes
Effective income tax rate	25.00%	25.00%
Effective statutory income tax rate	25.00%